SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On October 4, 2024, MGO filed a registration statement on Form S-1 with the SEC with the intention of raising additional equity capital to address costs and expenses associated with the proposed Business Combination with Heidmar and for general working capital purposes. The Company engaged Maxim Group, LLC to act as its exclusive placement agent in connection with the planned offering. As of the date of this report, registration statement has not been declared effective yet.

NOTE 14 – SUBSEQUENT EVENTS

Departure of Principal Financial Officer

On January 15, 2024, Vincent Ottomanelli resigned from his position as Chief Financial Officer of MGO. In connection with his resignation, on January 15, 2024, the independent contractor agreement between the Company and Mr. Ottomanelli, dated November 3, 2022, as amended, was terminated. Mr. Ottomanelli’s resignation did not result from any disagreement with the Company.

In connection with Mr. Ottomanelli’s resignation, the Board of Directors of the Company (the “Board”) approved the acceleration of the vesting date of 10,000 five-year stock options previously granted to Mr. Ottomanelli by changing the vesting date to January 15, 2024. The Board also approved a cash bonus of $13,500 to be paid to Mr. Ottomanelli in consideration of his meeting certain defined six-month performance objectives set forth by the Board of Directors for the second half of 2023, ended December 31, 2023, and is included in accrued payroll as of December 31, 2023. Mr. Ottomanelli has agreed to serve in a paid advisory role for a minimum of two (2) consecutive months to assist with the transition to the new Chief Financial Officer for which the Company will pay him a monthly cash fee of $5,000.

Appointment of Principal Financial Officer

Concurrently with Mr. Ottomanelli’s resignation, Dana Perez was appointed as the Chief Financial Officer of the Company effective as of January 15, 2024.

Ms. Perez will be paid an annual base salary of $165,000 and be eligible to receive an annual cash bonus equal to up to 20% of her base salary upon certain performance objectives being achieved by the Company. Ms. Perez was also granted 5,000 restricted stock units upon her appointment pursuant to the Company’s 2023 Equity Incentive Plan, which shall convert into restricted common stock of the Company on January 15, 2025. On April 2, 2024, the Board of MGO, at the recommendation of the Compensation Committee (the “Committee”), approved an increase in the base salary of Ms. Perez to $200,000 per annum, effective April 2, 2024. In addition, the Board approved an increase in the annual cash bonus which Ms. Perez will be entitled to receive based on her and the Company’s continued satisfaction of a combination of personal and Company’s goals. The annual cash bonus has been increased from ‘up to 20%’ to ‘up to 25%’ of Ms. Perez’s base salary.

The Board also approved the immediate granting of 5,000 restricted stock units (“RSUs”) in accordance with the MGO 2022 Equity Incentive Plan (the “Plan”). Subject to any acceleration provisions contained in the Plan or any other written agreement authorized by the Committee governing the terms of this award, these RSUs will vest on the one-year anniversary of their grant date, or April 2, 2025.

Loan Payable

On January 24, 2024, the Company entered into a loan with PayPal with an interest rate of 12%, principal balance of $85,000 and a monthly payment of $1,833 over the term of the loan, which is one year.

Intercompany Demand Note

On January 26, 2024, the MGO Global entered into a demand note with MGOTeam1 where MGOTeam1 promises to pay to MGO Global a principal amount of $2,658,635, with interest at 5.07% per annum. The payment is due on demand by MGO Global or such earlier date as required or permitted to be repaid. The demand note relates to royalty payments paid by MGO Global on behalf of MGOTeam1 under the Trademark License Agreement with LMM. The royalty payments made by MGO Global on behalf of MGOTeam1 were accounted for in the inter-company balances which were eliminated in consolidation as of December 31, 2023.

Issuance of Restricted Stock Units

On March 27, 2024, the Company issued to certain of its officers and consultants (in connection with services provided by such persons) stock options to purchase a total of 30,000 shares of the Company’s common stock with an exercise price of $0.41 per share under the MGO Global Inc. 2022 Equity Incentive Plan (“2022 Plan”). These stock options were subsequently canceled by the Company as described below.

Between January 1 and August 13, 2024, stock options to purchase a total of 114,000 shares of common stock were either canceled by the Board of Directors of the Company or forfeited due to the resignation of certain employees of the Company. There are no stock options outstanding as of August 13, 2024.

From January to August 13, 2024, the Company granted to certain of its directors, officers, employees and consultants (in connection with services provided by such persons) 58,487 restricted stock units which were to convert into the shares of common stock of the Company in accordance with the terms of respective grant agreements. Such restricted stock units were granted under the 2022 Plan. Of these awards issued during 2024, 32,500 were cancelled by the Board of Directors.

From January to August 13, 2024, the Company canceled 6,668 restricted stock units, which were originally issued in 2023.

From January to August 13, 2024, 59,491 restricted stock units were converted into shares of common stock of the Company in accordance with the terms of respective grant agreements. There are no restricted stock units outstanding as of August 13, 2024.

Between January 1 and August 13, 2024, the Company issued 389,237 shares of the Company’s restricted common stock to its directors, officers, employees and consultants (in connection with the services provided by such persons) pursuant to the 2022 Plan.

Between January 1 and August 13, 2024, the Company issued 69,000 shares of the Company’s restricted common stock to two new employees as a part of their compensation, approved by the Company’s Board of Directors, outside of the 2022 Plan.

Settlement Agreement with Former Chief Marketing Officer

On February 6, 2024, the Company and Matthew Harward entered into a Settlement Agreement and Release (the “Settlement Agreement”). Mr. Harward was employed by the Company as its Chief Marketing Officer from approximately October 2022 until September 29, 2023, pursuant to an Executive Employment Agreement signed on October 13, 2022 (the “Employment Agreement”). In November 2023, Mr. Harward informally asserted certain claims against the Company based on the Company’s alleged failure to meet its obligations under the Employment Agreement. The Company disputed those claims and informally asserted other disputed claims against Mr. Harward. Pursuant to the Settlement Agreement, the parties have agreed to release all mutual claims related to the Employment Agreement and the dispute. In consideration for Mr. Harward’s release of claims, the Company agreed to pay Mr. Harward the total sum of $200,000, comprised of $100,000 in cash and $100,000 in unregistered shares of the Company’s restricted common stock. The $200,000 is included in accrued liabilities as of December 31, 2023 and was subsequently paid out in February 2024.

Registration Statement on Form S-3

On February 12, 2024, the U.S. Securities and Exchange Commission deemed the Company’s shelf registration statement on Form S-3 (registration file number: 333-276680) (“Shelf Registration”) effective. Originally filed on January 24, 2024, the Shelf Registration will provide MGO with the flexibility to issue and sell securities if and when deemed appropriate and in the best interest of our stockholders.

This registration statement contains two prospectuses:

●	a base prospectus that covers the potential offering, issuance, and sale from time to time of our common stock, preferred stock, warrants, debt securities, and units in one or more offerings with a total value of up to $100,000,000; and

●	a sales agreement prospectus covering the potential offering, issuance, and sale from time to time of shares of our common stock having an aggregate gross sales price of up to $1,650,000 pursuant to an equity distribution agreement with Maxim Group LLC.

On June 7, 2024, MGO entered into an Amendment No. 1 (“Amendment”) to the equity distribution agreement for the ATM, whereby the offering size was amended to reflect an increase in the aggregate gross sales price from $1,650,000 to $3,389,384.

Reverse Stock Split

On February 22, 2024, the Board of Directors of the Company unanimously authorized and approved a reverse split of the issued and outstanding shares of the Company’s common stock, par value $0.00001 (the “Shares” or “Common Stock”), at a ratio of any whole number within the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”). The Reverse Split was authorized and approved by the Unanimous Written Consent of the Board of Directors and by the Action by Written Consent of the Stockholders holding the majority of the voting power of the Company, dated February 22, 2024. Information Statement Pursuant to Section 14(c) of the Securities Exchange Act of 1934 was filed on March 11, 2024. On July 18, 2024, the reverse stock split became effective.

Assignment of Messi Trademark License Agreement to Centric Brands

On March 20, 2024, MGOTeam 1 LLC, a wholly owned subsidiary of MGO Global Inc., (together, “MGO” or the “Company”) entered into a term sheet with Centric Brands, LLC (“Centric”), providing for the terms and conditions for MGO to assign and Centric to assume the existing Trademark License Agreement (“License Agreement”), dated November 21, 2021 with an expiration date of December 31, 2024 (“Expiration Date”), between Leo Messi Management SL (“LMM”) and MGO. Pursuant to the term sheet, Centric will pay to MGO cash consideration of $2,000,000 and shall assume MGO’s minimum guarantee obligation to LMM under the License Agreement for payment due dates in 2024 amounting to €1,500,000. MGO received full payment of the $2,000,000 consideration on March 22, 2024.

On March 21, 2024, MGO, Centric and LMM signed a Deed of Novation, Assignment and Assumption (the “Deed”) providing for MGO to assign all of its rights and obligations under the License Agreement to Centric, and Centric has agreed to assume all of MGO’s rights and obligations in respect of the License Agreement with effect on and from March 21, 2024.

More specifically, in accordance with the Deed, MGO assigns to Centric all ownership of, and rights and benefits in and to the License Agreement, together with any and all collateral material used or useful in the exploitation of the rights granted under the License Agreement until the Expiration Date and the applicable sell-off period. This includes, non-exhaustively and without limitations, the (i) design files in illustrator/jpeg formats; (ii) tech packs; and (iii) email customer list and website sales and visitor data. Further, effective no later than March 30, 2024, or such other date as may be agreed by MGO and Centric, Centric undertakes to take over the online store operated under the domain www.themessistore.com (“The Messi Store”), owned by LMM, and continue its operations. Centric warrants that it will keep downtime during the transfer of the domain to a minimum, maintain substantially all of the current functionality of The Messi Store, replace shipping and logistics, and continue the sale of merchandise. All costs associated and liabilities with the transfer of The Messi Store following such transfer and its future operation are assumed by Centric. Until the date of such transfer, MGO will continue to operate The Messi Store.

Centric paid MGO the $2,000,000 cash consideration in full on March 22, 2024.

Payment of Accrued Executive Compensation

On March 22, 2024, the Company paid accrued executive compensation of $221,588 for 2023 bonus accrued as of December 31, 2023, which we previously approved by the Compensation Committee. The Company also paid out $113,470 in bonus compensation for achievement of milestones in 2024 as denoted in the 2024 Executive Compensation Plan.

Amendments to Executive Employment Agreements

On March 27, 2024, the Board approved and adopted the Company’s 2024 Executive Compensation Plan, which describes MGO’s compensation philosophy and policies as applicable to the named executive officers for 2024, and explains the structure and rationale associated with each material element of the executives’ compensation. In accordance with the 2024 Executive Compensation Plan, on March 27, 2024, the Board approved, and the Company entered into, amended executive employment agreements with Maximiano Ojeda, Chief Executive Officer; Virginia Hilfiger, Chief Brand Officer and Julian Groves, Chief Operating Officer, retroactively effective on January 1, 2024.

Ojeda Employment Agreement

On March 27, 2024, the Company entered into Amendment No. 1 to the Amended and Restated Executive Employment Agreement, dated October 13, 2022, with Mr. Ojeda, providing for Mr. Ojeda’s annual base salary to be increased to $325,000 from $180,000; a decrease in Mr. Ojeda’s annual cash bonus from up to 100% to up to 25% based on the achievement of predetermined performance goals to be determined by the Board; a new monthly automobile allowance equal to $1,000 per month; a life insurance policy and a disability insurance policy; a five-year option to purchase a total of 10,000 shares of the Company’s common stock with the exercise price equal to 110% of the closing price of the Company’s common stock on the trading date immediately preceding the date of the grant, as reported on the Nasdaq Stock Market, LLC; and a grant of 10,000 restricted stock units, which shall vest and convert into shares of the Company’s common stock in equal installments quarterly over the 2024 fiscal year.

Hilfiger Employment Agreement

On March 27, 2024, the Company entered into Amendment No. 1 to the Amended and Restated Executive Employment Agreement, dated October 13, 2022, with Ms. Hilfiger providing for Ms. Hilfiger’s annual base salary to be increased to $250,000 from $144,000; a decrease in Ms. Hilfiger’s annual cash bonus from up to 100% to up to 25% based on the achievement of predetermined performance goals to be determined by the Board; a new monthly automobile allowance equal to $1,000 per month; a five-year option to purchase a total of 10,000 shares of the Company’s common stock with the exercise price equal to 110% of the closing price of the Company’s common stock on the trading date immediately preceding the date of the grant, as reported on the Nasdaq Stock Market, LLC; and a grant of 10,000 restricted stock units, which shall vest and convert into shares of the Company’s common stock in equal installments quarterly over the 2024 fiscal year.

Groves Employment Agreement

On March 27, 2024, the Company entered into Amendment No. 1 to the Amended and Restated Executive Employment Agreement, dated October 13, 2022, with Mr. Groves providing for Mr. Groves’ annual base salary to be increased to $250,000 from $130,000; a decrease in Mr. Groves’ annual cash bonus from up to 100% to up to 25% based on the achievement of predetermined performance goals to be determined by the Board; a new monthly automobile allowance equal to $1,000 per month; a five-year option to purchase a total of 10,000 shares of the Company’s common stock with the exercise price equal to 110% of the closing price of the Company’s common stock on the trading date immediately preceding the date of the grant, as reported on the Nasdaq Stock Market, LLC; and a grant of 10,000 restricted stock units, which shall vest and convert into shares of the Company’s common stock in equal installments quarterly over the 2024 fiscal year.

Amendment to 2022 Equity Incentive Plan

On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share, (“Common Stock”) reserved for issuance under the 2022 Plan by an additional 182,541 shares of Common Stock. Such increase will result in a total of 451,188 shares of Common Stock being reserved under the 2022 Plan, of which 205,071 will be available for future awards. On April 17, 2024 (the “Record Date”), a majority of our stockholders consented to the Plan Amendment.

In accordance with Rule 14c-2 of the Exchange Act, corporate actions described above will be effective no earlier than twenty (20) days after a Schedule 14C Information Statement has been mailed to our stockholders, which was mailed on April 29, 2024. The amendment became effective May 19th, 2024.

Nasdaq Deficiency Notices and Request for Hearing

On April 17, 2024, the Company received a notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that 180 calendar day period that it had been provided by Nasdaq to regain compliance with Nasdaq Listing Rule 5550(a)(2) on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum stockholders’ equity requirement for initial listing on The Nasdaq Capital Market. In addition, the Notice informed the Company that in light of the foregoing and in accordance with Nasdaq Listing Rule 5810(c)(2)(A), the Nasdaq staff could no longer accept a plan for the Company to regain compliance with Listing Rule 5550(b)(1) and this matter has become an additional and separate basis for delisting the Company’s securities from Nasdaq.

The Notice further stated unless the Company requests an appeal of the above determination by April 24, 2024, Nasdaq has determined that the Company’s securities will be scheduled for delisting from The Nasdaq Capital Market and will be suspended at the opening of business on April 26, 2024, and a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on The Nasdaq Stock Market.

On April 18, 2024, the Company formally requested a hearing before Nasdaq’s Hearings Panel (the “Panel”) and such request was granted by Nasdaq on April 19, 2024. The hearing date is scheduled for May 30, 2024.

On May 30, 2024, senior members of MGO’s executive team and the Company’s SEC counsel participated in the hearing before the Nasdaq’s Hearings Panel and endeavored to address all questions and concerns posed by the panelists relating to the Company’s plan to regain compliance with the continued listing standards (the “Plan”) – the Plan was formally submitted to the members of the Nasdaq Hearings Panel on May 8, 2024. In accordance with the Plan, MGO requested at least until August 15, 2024 to evidence compliance with the Equity Rule and Bid Price Rule for continued listing on The Nasdaq Capital Market through execution of the Plan.

On June 14, 2024, MGO received notice from Nasdaq confirming that the Nasdaq Hearings Panel (the “Panel”) has determined to grant the request of MGO to continue its listing on The Nasdaq Stock Market subject to the following:

1. On or before July 15, 2024, the Company will effect a reverse stock split at a ratio of 1-for-10. See Note 1 and 11.

2. On or before August 15, 2024, the Company will (a) complete the transactions described to the Panel to achieve compliance with Listing Rule 5550(b)(1) (or its alternatives) and (b) demonstrate compliance with Listing Rule 5550(a)(2) by evidencing a closing bid price of $1.00 or more per share for a minimum of ten (10) consecutive trading sessions;

3. On or before August 21, 2024, the Company must file a Form 8-K describing these transactions and indicating its post-transaction equity. The Company may do so with a balance sheet no older than 60 days containing pro forma adjustments for significant transactions or events occurring on or before the report date. Alternatively, the Company can provide an affirmative statement that, as of the date of the report, it believes it has regained compliance with the stockholders’ equity requirement based upon the specific transactions or events described; and

4. At the time of filing the Form 8-K, the Company must demonstrate compliance with all other applicable requirements for continued listing on the Nasdaq Capital Market. The Company filed an 8-K on August 12, 2024, stating its compliance with the minimum equity requirement on August 9, 2024.

Business Combination Agreement with Heidmar, Inc.

On June 18, 2024, MGO entered into a definitive Business Combination Agreement and Plan of Merger (the “Business Combination Agreement”) with Heidmar, Inc., (“HMI”), a company organized under the laws of the Republic of the Marshall Islands; Heidmar Maritime Holdings Corp., a company organized under the laws of the Republic of the Marshall Islands (“Holdings”); HMR Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Holdings (“Merger Sub”); and Rhea Marine Ltd. and Maistros Shipinvest Corp (the “HMI Shareholders”). The Company, Merger Sub, Holdings, HMI and HMI Shareholders are sometimes referred to herein individually as a “Party” and, collectively, as the “Parties.”

Pursuant to the Business Combination Agreement, the Parties will effect a business combination involving the following transactions (collectively, the “Business Combination”):

(a)	Merger Sub will merge (the “Merger”) with and into the MGO, with MGO continuing as the surviving entity and a wholly owned subsidiary of Holdings;
(b)	all of the issued and outstanding shares of common stock of MGO (the “MGO Common Stock”) prior to the effective time of the Merger will be converted into the right to receive common shares of Holdings (the “Holdings Common Shares”) on a one-for-one basis;
(c)	immediately after the effective time of the Merger, the HMI Shareholders will transfer all the outstanding shares of common stock of HMI (the “HMI Shares”) to Holdings (the “HMI Share Acquisition”), with HMI becoming a wholly owned subsidiary of Holdings; and
(d)	Holdings shall issue to the HMI Shareholders (i) at the closing of the Business Combination (the “Closing”), a number of Holdings Common Shares equal to (x) the number of the Company’s outstanding shares of common stock on a fully diluted and as-converted basis immediately prior to the effective time of the Merger, times (y) 16.6667, divided by (z) the number of outstanding HMI Shares immediately prior to the HMI Share Acquisition and (ii) after the Closing and upon the satisfaction of certain earnout conditions set forth in the Business Combination Agreement, additional Holdings Common Shares equal to 10% of the shares issued to the Heidmar Shareholders on the Closing.

MGO expects that the holders of MGO Common Stock and the Heidmar Shareholders will hold 5.66% and 94.34% (inclusive of shares to be distributed to advisors), respectively, of the Holdings Common Shares after the Closing, which is expected to occur late in the third quarter of 2024.